PROMISSORY NOTES (Details Narrative) - USD ($)	Sep. 30, 2022	Sep. 23, 2022	Aug. 23, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Outstanding loan	$ 433,334			$ 0
Conversion price	$ 10.00
First Extension Payment [Member]
Short-Term Debt [Line Items]
Face amount			$ 216,667
Second Extension Payment [Member]
Short-Term Debt [Line Items]
Face amount		$ 216,667